UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 1999

Check here if Amendment (  );  Amendment Number:
This Amendment (Check only one):  (  ) is a restatement.
                                  (  ) adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:    Lodestar Investment Counsel, Inc.
Address: 208 South LaSalle Street
         Chicago, Illinois  60604

13F File Number: 28-7076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:   William A. Goldstein
Title:  President

Phone:  312-630-9666

    William A. Goldstein, Chicago, Illinois, July 30, 1999
Report Type (Check only one):
(X) 13F HOLDINGS REPORT.

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  96
Form 13F Information Table Value Total:  $173,025









                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA                          COM              022249106      248     4000 SH       SOLE                                       4000
Abbott Laboratories            COM              002824100     1108    24424 SH       SOLE                                      24424
Albertson's Inc                COM              013104104     3580    69436 SH       SOLE                                      69436
Allstate Corporation           COM              020002101     3711   103448 SH       SOLE                                     103448
American Express               COM              025816109     3273    25149 SH       SOLE                                      25149
American Home Products         COM              026609107     3740    65180 SH       SOLE                                      65180
American Telephone and Telegra COM              001957109     1236    22147 SH       SOLE                                      22147
Ameritech                      COM              030954101      806    10968 SH       SOLE                                      10968
Amli Residential Properties    COM              001735109     2704   120865 SH       SOLE                                     120865
Associated Banc-Corp           COM              045487105      218     5260 SH       SOLE                                       5260
Atlantic Richfield             COM              048825103      321     3840 SH       SOLE                                       3840
BP Amoco PLC                   COM              055622104     5957    54903 SH       SOLE                                      54903
Bank One                       COM              06423A103      964    16179 SH       SOLE                                      16179
Bell Atlantic                  COM              077853109      205     3134 SH       SOLE                                       3134
Boeing Co                      COM              097023105     4325    98300 SH       SOLE                                      98300
Bristol Myers Squibb           COM              110122108     1691    24000 SH       SOLE                                      24000
CBS Corporation                COM              12490K107     5355   122930 SH       SOLE                                     122930
Cedar Fair L.P. Dep. Rcts.     COM              150185106      486    19500 SH       SOLE                                      19500
Chubb Corporation              COM              171232101     2540    36550 SH       SOLE                                      36550
Citigroup                      COM              172967101      281     5917 SH       SOLE                                       5917
Coca Cola                      COM              191216100     1079    17400 SH       SOLE                                      17400
Crown Cork & Seal Inc.         COM              228255105     3699   129800 SH       SOLE                                     129800
Dean Foods                     COM              242361103     3797    91350 SH       SOLE                                      91350
Diagnostic Products            COM              252450101      384    13900 SH       SOLE                                      13900
Dow Chemical                   COM              260543103      381     3000 SH       SOLE                                       3000
DuPont                         COM              263534109     2329    34100 SH       SOLE                                      34100
Dun & Bradstreet               COM              26483B106      326     9206 SH       SOLE                                       9206
EEX                            COM              26842V207      458    66025 SH       SOLE                                      66025
Eli Lilly & Company            COM              532457108      860    12000 SH       SOLE                                      12000
Emerson Electric               COM              291011104      887    14100 SH       SOLE                                      14100
Equitable Companies            COM              29444G107     1333    19900 SH       SOLE                                      19900
Exxon                          COM              302290101     3120    40448 SH       SOLE                                      40448
Fannie Mae                     COM              313586109      205     3000 SH       SOLE                                       3000
Federated Department Stores In COM              31410H101     2446    46212 SH       SOLE                                      46212
First Union Corp               COM              337358105      217     4600 SH       SOLE                                       4600
General Electric               COM              369604103     6251    55318 SH       SOLE                                      55318
H&R Block                      COM              093671105      460     9200 SH       SOLE                                       9200
H.J. Heinz                     COM              423074103      211     4200 SH       SOLE                                       4200
Hartmarx Corporation           COM              417119104     1131   270100 SH       SOLE                                     270100
Hewlett-Packard                COM              428236103     5156    51301 SH       SOLE                                      51301
Hillenbrand Industries         COM              431573104     2591    59900 SH       SOLE                                      59900
Home Depot                     COM              437076102      438     6800 SH       SOLE                                       6800
IDEX Corp                      COM              45167R104      321     9750 SH       SOLE                                       9750
IMS Health Inc                 COM              449934108      638    20412 SH       SOLE                                      20412
International Business Machine COM              459200101      718     5554 SH       SOLE                                       5554
Johnson & Johnson              COM              478160104     5243    53500 SH       SOLE                                      53500
Kellogg                        COM              487836108      205     6200 SH       SOLE                                       6200
Kimberly Clark Corp            COM              494368103     1990    34920 SH       SOLE                                      34920
Koninklijke Philips Electronic COM              500472204     3183    31556 SH       SOLE                                      31556
Lucent Technologies            COM              549463107      394     5841 SH       SOLE                                       5841
MCI Worldcom                   COM              55268B106     1477    17164 SH       SOLE                                      17164
Merck & Co.                    COM              589331107     5373    72976 SH       SOLE                                      72976
Minnesota Mining and Manufactu COM              604059105      761     8756 SH       SOLE                                       8756
Mobil Corp.                    COM              607059102      387     3923 SH       SOLE                                       3923
Morgan Stanley, Dean Witter    COM              617446448      260     2529 SH       SOLE                                       2529
Motorola                       COM              620076109     6838    72165 SH       SOLE                                      72165
Nestle S.A. Registered Voting  COM              641069406     6869    76250 SH       SOLE                                      76250
New Plan Excel Realty Trust    COM              648053106      956    53100 SH       SOLE                                      53100
Newell Rubbermaid, Inc.        COM              651229106     3480    75030 SH       SOLE                                      75030
Newhall Land & Farming Co Dep  COM              651426108      204     8300 SH       SOLE                                       8300
Nordstrom Inc.                 COM              655664100     3062    91400 SH       SOLE                                      91400
Northern Trust Co.             COM              665859104      388     4000 SH       SOLE                                       4000
PNC Financial Corporation      COM              693475105      249     4320 SH       SOLE                                       4320
Pepsico                        COM              713448108      503    13000 SH       SOLE                                      13000
Pfizer                         COM              717081103      294     2700 SH       SOLE                                       2700
Philip Morris Co.              COM              718154107      267     6640 SH       SOLE                                       6640
Procter & Gamble               COM              742718109     1678    18806 SH       SOLE                                      18806
Reader's Digest Association In COM              755267101     5639   141850 SH       SOLE                                     141850
Republic New York Corp.        COM              760719104     6171    90500 SH       SOLE                                      90500
Royal Dutch Petroleum          COM              780257804     3334    55341 SH       SOLE                                      55341
SBC Communication              COM              78387G103     2665    45954 SH       SOLE                                      45954
Sara Lee                       COM              803111103      322    14200 SH       SOLE                                      14200
Schering-Plough                COM              806605101     2127    40512 SH       SOLE                                      40512
Schlumberger Ltd.              COM              806857108     2013    31615 SH       SOLE                                      31615
Simon Property Group, Inc      COM              828806109      419    16508 SH       SOLE                                      16508
Texas Utilities                COM              882848104     1105    26668 SH       SOLE                                      26668
The Tribune Company            COM              896047107     3720    42700 SH       SOLE                                      42700
Tiffany & Co. New              COM              886547108     3513    36400 SH       SOLE                                      36400
Time Warner                    COM              887315109     1355    18660 SH       SOLE                                      18660
Unocal Corporation             COM              915289102      246     6200 SH       SOLE                                       6200
Vodafone AirTouch              COM              92857T107     2373    12047 SH       SOLE                                      12047
WD-40 Company                  COM              929236107     1378    55100 SH       SOLE                                      55100
Wal-Mart Stores Inc.           COM              931142103      849    17600 SH       SOLE                                      17600
Walgreen                       COM              931422109      546    18602 SH       SOLE                                      18602
Warner Lambert                 COM              934488107      287     4155 SH       SOLE                                       4155
Waste Management New           COM              94106L109     4879    90778 SH       SOLE                                      90778
William Wrigley Co.            COM              982526105      276     3100 SH       SOLE                                       3100
XOOM.com, Inc.                 COM              98413f101      215     4104 SH       SOLE                                       4104
Acorn Fund Inc.                FUND             004851101      275 14772.439SH       SOLE                                  14772.439
Amer. Washington Mutual Inv. F FUND             939330106      508 14188.380SH       SOLE                                  14188.380
American Investment Co.        FUND             461308108      238 6927.338 SH       SOLE                                   6927.338
Fundamental Investors Inc.     FUND             360802102      486 14779.238SH       SOLE                                  14779.238
Nicholas II                    FUND             653740100      942 26335.968SH       SOLE                                  26335.968
Skyline Special Equities Fund  FUND             830833208      719 35755.345SH       SOLE                                  35755.345
Vanguard Group Wellington Fund FUND             949527105      299 9627.565 SH       SOLE                                   9627.565
Boston Chicken, Inc.           CNV              100578AA1        0   120000 PRN      SOLE                                     120000